Item 1. Schedule of Investments:
--------------------------------
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

QUARTERLY PORTFOLIO HOLDINGS

2-28-05


Putnam Pennsylvania Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (96.6%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania (92.3%)
--------------------------------------------------------------------------------------------------------------------------------
     $5,000,000  Allegheny Cnty., G.O. Bonds, Ser. C-56, FSA, 4 1/2s, 10/1/06                    Aaa                  $5,149,750
      2,250,000  Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris College),
                 Ser. A, 6 1/4s, 2/15/26                                                         Baa3                  2,354,940
      2,450,000  Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Children's Hosp.), MBIA,
                 5 3/8s, 7/1/17                                                                  Aaa                   2,761,738
                 Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.)
      2,555,000  6s, 1/15/14                                                                     Baa1                  2,731,678
        500,000  Ser. A, 5.6s, 9/1/30                                                            Baa1                    513,780
      2,000,000  Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds (Waterfront), Ser. B,
                 6.4s, 12/15/18                                                                  BBB                   2,217,680
      2,000,000  Allegheny Cnty., Sanitation Auth. Rev. Bonds, MBIA, 5 1/2s, 12/1/30             Aaa                   2,174,860
      1,250,000  Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland
                 Elec.), 3 3/4s, 10/1/08                                                         Baa2                  1,248,725
        735,000  Berks Cnty., Muni. Auth. Rev. Bonds (Albright College), 5 3/8s, 10/1/28         Baa3                    750,134
                 Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
      1,000,000  (Pennswood Village), 6s, 10/1/34                                                BBB+                  1,056,160
      1,000,000  AMBAC, 5 1/2s, 9/15/17                                                          Aaa                   1,103,600
      2,250,000  Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (Waste Mgmt.,
                 Inc.), 4.9s, 12/1/22                                                            BBB                   2,325,690
      1,995,000  Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                                          BBB-                  2,143,947
        500,000  Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.),
                 7 5/8s, 7/1/34                                                                  BB-/P                   541,620
        290,000  College Township, Indl. Dev. Auth. Rev. Bonds (Nittany Valley Rehab. Hosp.),
                 7 5/8s, 11/1/07                                                                 AAA/P                   311,501
      1,010,000  Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18                                Aaa                   1,070,408
      1,760,000  Dauphin Cnty., Hosp. Rev. Bonds (Northwestern Med. Ctr.), 8 5/8s, 10/15/13      AAA                   1,862,168
      1,000,000  Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply),
                 Ser. A, 6.9s, 6/1/24                                                            A3                    1,266,190
                 Delaware Cnty., College Auth. Rev. Bonds
      1,000,000  (Haverford College), 5 3/4s, 11/15/25                                           AA                    1,115,810
      2,110,000  (Neumann College), 5 1/8s, 10/1/11                                              BBB-                  2,194,928
      1,000,000  Delaware Cnty., Hosp. Auth. Rev. Bonds (Crozer-Chester Med. Ctr.), 6s,
                 12/15/20                                                                        Baa2                  1,006,580
      1,450,000  Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s,
                 7/1/13                                                                          BBB                   1,519,035
      1,130,000  Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s, 7/1/20                     A2                    1,223,315
      3,000,000  Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27       Aaa                   3,471,090
      2,755,000  Economy, Muni. Auth. Sewer Rev. Bonds, FSA, 5s, 12/15/28                        AAA                   2,894,045
      1,000,000  Erie Cnty., Indl. Dev. Auth. Rev. Bonds, 4.9s, 11/1/09                          Baa2                  1,056,160
      2,500,000  Erie, Swr. Auth. Rev. Bonds, Ser. B, AMBAC, 5 1/8s, 6/1/20                      Aaa                   2,782,700
                 Erie-Western PA Port Auth. Rev. Bonds
        915,000  6 7/8s, 6/15/16                                                                 BBB                     961,482
        750,000  6 1/4s, 6/15/10                                                                 BBB                     789,113
      1,000,000  Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23                         Aaa                   1,061,480
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26           A                     1,573,860
      1,000,000  Lancaster, Higher Ed. Auth. Rev. Bonds (Franklin & Marshall College), Ser. A,
                 5 1/4s, 4/15/14                                                                 A1                    1,090,200
      1,285,000  Langhorne Manor Boro, Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.),
                 Radian Insd., 5.1s, 11/15/21                                                    AA                    1,346,500
      1,500,000  Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent College), 5.7s, 5/1/31        Baa1                  1,575,810
      2,000,000  Lebanon Cnty., Hlth. Fac. Auth. Rev. Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                                        Baa1                  2,073,820
                 Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth.
                 Network)
      2,750,000  Ser. A, 5 1/4s, 7/1/32                                                          A2                    2,818,118
      1,950,000  FSA, 5 1/4s, 7/1/16                                                             Aaa                   2,127,567
                 Lehigh Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds
     13,675,000  (PA Pwr. & Lt. Co.), Ser. B, MBIA, 6.4s, 9/1/29                                 Aaa                  13,961,902
      3,000,000  (PA Pwr. & Lt. Co.), Ser. A, MBIA, 5 1/2s, 2/15/27                              Aaa                   3,069,120
      2,000,000  (PPL Elec. Util. Corp.), FGIC, 4.7s, 9/1/29                                     Aaa                   1,988,480
                 Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Montenay Resource
                 Recvy.), Ser. A, MBIA
      2,175,000  5 1/4s, 11/1/14                                                                 Aaa                   2,457,968
      1,465,000  5s, 11/1/12                                                                     Aaa                   1,615,631
                 Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA
      1,600,000  5s, 2/15/29                                                                     Aaa                   1,672,272
      1,525,000  5s, 2/15/28                                                                     Aaa                   1,599,893
        450,000  New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (New Morgan
                 Landfill Co., Inc.), 6 1/2s, 4/1/19                                             BB-                     448,412
      2,000,000  PA Convention Ctr. Auth. Rev. Bonds, Ser. A, 6 3/4s, 9/1/19                     Baa2                  2,046,860
                 PA Econ. Dev. Fin. Auth. Rev. Bonds
      4,000,000  (MacMillan Ltd. Partnership), 7.6s, 12/1/20                                     Baa2                  4,231,560
      1,000,000  (Amtrak), Ser. A , 6 1/4s, 11/1/31                                              A3                    1,039,610
      2,000,000  PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble
                 Paper), 5 3/8s, 3/1/31                                                          Aa3                   2,191,820
                 PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds
      1,790,000  (Colver), Ser. D, 7.15s, 12/1/18                                                BBB-                  1,833,766
      1,000,000  (Colver), Ser. D, 7 1/8s, 12/1/15                                               BBB-                  1,024,770
      2,300,000  (Northampton Generating), Ser. A, 6.6s, 1/1/19                                  BBB-                  2,322,977
        225,000  PA State Higher Ed. Fac. Auth. G.O. Bonds (Allegheny), Ser. B, 6 1/8s,
                 11/1/13                                                                         BBB+                    226,681
                 PA State Higher Edl. Fac. Auth. Rev. Bonds
      3,000,000  (Drexel U.), 5 1/2s, 5/1/12                                                     A2                    3,277,650
      1,000,000  (Widener U.), 5 1/4s, 7/15/24                                                   BBB+                  1,048,200
      1,250,000  (Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24                              Aaa                   1,324,350
      1,485,000  (Philadelphia College of Osteopathic Med.), 5s, 12/1/15                         A                     1,570,477
      1,155,000  (Philadelphia College of Osteopathic Med.), 5s, 12/1/10                         A                     1,225,859
      3,280,000  PA State Pub. School Bldg. Auth. (Northhampton Cnty.), Ser. B, AMBAC, 5s,
                 9/1/24                                                                          AAA                   3,481,064
                 PA State Pub. School Bldg. Auth. Rev. Bonds
      3,000,000  (Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25                                Aaa                   3,250,020
      1,000,000  (Career Inst. of Tech.), FGIC, 5s, 11/15/28                                     Aaa                   1,047,980
      2,055,000  PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s, 12/1/34                      Aaa                   2,145,091
      1,000,000  PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, MBIA, 5s, 12/1/24     AAA                   1,057,230
      2,000,000  Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25                             Aaa                   2,115,280
      1,690,000  Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B, FSA, 5 1/4s, 10/1/11     Aaa                   1,878,114
                 Philadelphia, Gas Wks. Rev. Bonds
      2,600,000  Ser. 2nd, FSA, 5 1/2s, 7/1/16                                                   Aaa                   2,832,674
      2,000,000  Ser. 3rd, FSA, 5 1/8s, 8/1/31                                                   Aaa                   2,081,300
      2,000,000  Ser. A-1, FSA, 5s, 9/1/26                                                       Aaa                   2,097,060
                 Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
      2,429,365  (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default) (NON)          Ca                        3,037
        717,891  (Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21 (In default) (NON)          Ca                          897
      1,600,000  (Jeanes Hlth. Syst.), 6.6s, 7/1/10                                              Baa2                  1,709,824
      1,585,000  (Cmnty. College of Philadelphia), AMBAC, 5 1/2s, 5/1/18                         Aaa                   1,744,134
                 Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.)
      2,000,000  1.92s, 7/1/25                                                                   A-1+                  2,000,000
      1,000,000  1.92s, 7/1/10 (JP Morgan Chase & Co. (LOC))                                     VMIG1                 1,000,000
      1,470,000  Philadelphia, Indl. Dev. Auth. Arpt. Rev. Bonds (Aero Philadelphia, LLC),
                 5 1/2s, 1/1/24                                                                  BB/P                  1,379,742
                 Philadelphia, School Dist. G.O. Bonds
      8,250,000  Ser. C, MBIA, 5 3/4s, 3/1/29                                                    Aaa                   9,262,518
      3,000,000  Ser. B, FGIC, 5 5/8s, 8/1/21                                                    Aaa                   3,322,050
      4,000,000  Philadelphia, Wtr. & Wastewtr. Rev. Bonds, MBIA, 6 1/4s, 8/1/08                 Aaa                   4,436,240
      2,160,000  Pittsburgh, G.O. Bonds, AMBAC, 5 1/2s, 9/1/14                                   Aaa                   2,290,982
      1,885,000  Pittsburgh, Pub. Pkg. Auth. Rev. Bonds, AMBAC, 5s, 12/1/12                      Aaa                   2,080,644
        895,000  Pittsburgh, School Dist. G.O. Bonds, FSA, 5 3/8s, 9/1/15                        Aaa                   1,021,052
      1,500,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s,
                 12/1/31                                                                         A-                    1,584,270
      1,500,000  Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31                                      AAA/P                 1,824,885
      1,000,000  Seneca Valley, School Dist. G.O. Bonds, FGIC, 5 1/8s, 1/1/23                    Aaa                   1,081,150
      5,000,000  State Pub. School Bldg. Auth. Rev. Bonds (Richland School Dist.), FGIC, 5s,
                 11/15/29                                                                        AAA                   5,238,500
      1,200,000  Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17      Aaa                   1,375,020
        275,000  Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (1st Mtge.
                 AHF/Central), 6 1/2s, 1/1/29                                                    CCC                     269,140
      1,500,000  West Cornwall, Tpk. Muni. Auth. Rev. Bonds (Elizabethtown College), 6s,
                 12/15/27                                                                        BBB+                  1,602,150
        500,000  West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32     BBB+                    532,170
      1,000,000  York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21                                       Aaa                   1,064,520
        590,000  York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev. Bonds (Rehab. Hosp. of
                 York), 7 1/2s, 9/1/07                                                           AAA/P                   629,624
        750,000  York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power, LLC), Ser. A, 5 1/2s,
                 9/1/20                                                                          Baa1                    793,590
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                                                                                                                     182,676,392

Puerto Rico (4.3%)
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      1,790,000  Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33            BBB                   1,808,473
      2,500,000  Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s, 7/1/26                   Aaa                   2,794,300
      2,000,000  Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 7/8s, 8/1/14        Aaa                   2,242,820
      1,500,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES),
                 6 5/8s, 6/1/26                                                                  Baa3                  1,634,235
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                                                                                                                       8,479,828
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                 Total Investments (cost $184,732,944) (b)                                                          $191,156,220
================================================================================================================================




Putnam Pennsylvania Tax Exempt Income Fund - Fund 047
Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                          $5,000,000           8/10/09               $34,370

Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive quarterly the notional amount
multiplied by 3.935% and pay quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                           1,000,000           8/10/30               (38,196)

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 3.13% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             10,000,000           3/17/10                77,869

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                              2,000,000           3/17/25                 2,833
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $76,876
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $197,923,507.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $184,727,670, resulting in gross unrealized appreciation and depreciation of $10,173,883 and $3,745,333, respectively, or net unrealized appreciation of $6,428,550.

(NON) Non-income-producing security.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Utilities                          15.2%
Healthcare                         12.6
Education                          10.3

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

MBIA                               20.9%
FSA                                15.6
AMBAC                              11.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005